Costs and Expenses by Nature	12 Months Ended
Dec. 31, 2024
Costs and Expenses by Nature [Abstract]
Costs and expenses by nature

20.    Costs and expenses by nature

	December 31, 2024	December 31, 2023	December 31, 2022
Materials used in the provision of services	(79,427)	(94,726)	(30,395)
Personnel and labor charges	(1,342,164)	(1,048,454)	(641,616)
Fuels	(86,861)	(59,455)	(58,115)
Freight and tolls	(5,411)	(5,860)	(17,181)
Cost of sale of Property, plant and equipment	(145,079)	—	—
Maintenance of machinery, apparatus and equipment and vehicles	(112,923)	(94,543)	(58,022)
Taxes	(30,893)	(23,073)	(20,191)
Rent and Condominium	(162)	(929)	(11,936)
Waste disposal	(29,961)	(26,794)	(5,562)
Insurance	(20,382)	(23,732)	(1,877)
Leasing of goods, vehicles, machinery, and equipment	(8)	(542)	(19,087)
Telephony expenses	(20,979)	(14,352)	(6,440)
Travel expenses	(74,806)	(68,249)	(33,215)
Depreciation and amortization	(322,512)	(181,864)	(112,029)
Advertising and marketing	(23,055)	(17,622)	(10,783)
Third-party services	(436,086)	(386,803)	(208,924)
IPO costs	—	(120,963)	—
Other expenses	(31,964)	(61,616)	(116,392)
	(2,762,673)	(2,229,577)	(1,351,765)

Cost of services provided	(2,769,665)	(2,090,482)	(1,337,749)
General, administrative and sales	(32,291)	(28,385)	(26,553)
Other operating income (expenses), net	39,283	(110,710)	12,537
	(2,762,673)	(2,229,577)	(1,351,765)